Share Capital	12 Months Ended
Aug. 31, 2023
Share Capital
Share Capital

14.	Share Capital

i)	Activity during the year ended August 31, 2023

On May 17, 2023, the Company sold 200,000 common shares in relation to the purchase agreement entered into on January 20, 2022, for $0.01 million.

ii)	Activity during the year ended August 31, 2022

On September 30, 2021, the Company issued 165,889 common shares at a fair value of $98 (value of outstanding liability settled) to settle outstanding fees owed totaling $98.

On January 20, 2022, the Company entered into a purchase agreement, where the Company, in its sole discretion, will have the right from time to time over a 36-month period to sell up to $10 million of its shares. Upon closing, the Company issued 909,901 common shares at a fair value of $373 (closing price of share on that date) to settle commitment fees related to the purchase agreement.

On January 26, 2022, the Company completed the sale of 17,948,718 common shares together with warrants to purchase 17,948,718 common shares for $7.0 million. The common shares and warrants were issued at $0.39 for each common share and a purchase warrant with the right of each whole warrant to purchase one common share at $0.44 for a period of five years from the issue date. The Company also issued 628,205 placement agent warrants with the same terms and incurred commission and other costs of $0.7 million out of which $0.09 million was allocated to the warrants and expensed in the consolidated statements of earnings (loss) and comprehensive income (loss). The warrants issued with the common shares are classified as a liability (Note 11).

The placement agent warrants are considered an equity-settled share-based payment transaction and are measured at their fair value and classified as equity.

On May 31, 2022, the Company issued 1,723,620 common shares with a value of $1.2 million and cash payment of $0.5 million, as withholding taxes, to satisfy the $1.7 million liability associated with the Omnibus Equity Incentive Plan granted to certain senior management of the Company.